UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/2012

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Institutional Preferred
Money Market Fund

ANNUAL REPORT March 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2012. During the reporting period, the fund’s Prime shares produced a yield of 0.14%, and its Reserve shares produced a yield of 0.09%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 0.15% and 0.09%, respectively, for the same period.1

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite signs of a stronger U.S. economy.

Global Economic Developments Sparked Volatility

The reporting period began in the midst of heightened volatility in most financial markets, as investors responded nervously to several adverse macroeconomic developments. Worries at the time included an ongoing sovereign debt crisis in Greece, which threatened to spread to other members of the European Union, and a contentious debate in the United States about government spending and borrowing. Investors also reacted negatively to disappointing releases of new U.S. economic data, which kindled fears that the U.S. economy might be headed for a double-dip recession. Indeed, the second quarter of 2011 ended with an annualized U.S. GDP growth rate of only 1.3%.

The political debate intensified over the summer of 2011 in advance of Congress raising the national debt ceiling. Despite passage of a bill to do so in early August, bond rating agency Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. However, its rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

Fortunately, many of these fears failed to materialize. New economic data in September proved encouraging as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S.

households reduced their debt-service burdens to a level not seen since 1994.These developments enabled U.S. GDP to grow at an annualized 1.8% rate during the third quarter.

Perhaps as a consequence of an improving economic outlook, market sentiment changed dramatically in October. Investors became less averse to risks as the U.S. economy continued to show resilience and European officials moved closer toward implementing credible measures to address the region’s debt crisis. The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months.These developments sparked strong rebounds among investments that had been severely punished during the earlier downturn.

November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, including an unemployment rate that inched lower to 8.5%, and consumer confidence climbed to an eight-month high. It later was announced that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The

The Fund	3

LETTER TO SHAREHOLDERS (continued)

manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Federal Reserve Board has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

April 16, 2012

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,000.70	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.51	$.81
Ending value (after expenses)	$1,024.50	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS

March 31, 2012

	Principal
Negotiable Bank Certificates of Deposit—37.8%	Amount ($)		Value ($)
Bank of Nova Scotia
0.55%, 4/2/12	130,000,000	[a]	130,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.50%, 4/4/12	400,000,000		400,000,000
Barclays Bank
0.65%, 4/26/12	400,000,000	[a]	400,000,000
Chase Bank USA
0.18%, 5/18/12	125,000,000		125,000,000
Credit Suisse (Yankee)
0.51%, 4/9/12	400,000,000		400,000,000
Deutsche Bank AG (Yankee)
0.25%, 4/2/12	200,000,000		200,000,000
Mizuho Corporate Bank
0.45%, 4/18/12	400,000,000		400,000,000
National Australia Bank
0.32%, 4/10/12	400,000,000	[a]	400,000,000
Nordea Bank Finland (Yankee)
0.40%, 5/24/12	400,000,000		400,000,000
Norinchukin Bank (Yankee)
0.43%—0.45%, 6/13/12—6/19/12	450,000,000		450,000,000
Rabobank Nederland (Yankee)
0.31%, 6/19/12	250,000,000		250,000,000
Sumitomo Mitsui Banking
Corporation (Yankee)
0.45%, 4/18/12	400,000,000	[b]	400,000,000
Svenska Handelsbanken (Yankee)
0.51%, 9/10/12	100,000,000		100,004,488
Westpac Banking Corp.
0.57%, 4/2/12	100,000,000	[a,b]	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,155,004,488)			4,155,004,488

Commercial Paper—6.6%
General Electric Capital Corp.
0.34%, 7/26/12—7/27/12	200,000,000		199,779,236
RBS Holdings USA Inc.
0.10%, 4/2/12	100,000,000		99,999,722

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
UBS Finance Delaware Inc.
0.54%—0.56%, 4/12/12—4/23/12	425,000,000		424,907,875
Total Commercial Paper
(cost $724,686,833)			724,686,833

Asset-Backed Commercial Paper—3.6%
CAFCO
0.37%, 5/10/12	200,000,000	[b]	199,919,834
CHARTA
0.37%, 5/10/12	200,000,000	[b]	199,919,833
Total Asset-Backed Commercial Paper
(cost $399,839,667)			399,839,667

Time Deposits—10.6%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.05%, 4/2/12	114,000,000		114,000,000
Chase Bank USA (Grand Cayman)
0.00%, 4/2/12	146,000,000		146,000,000
DnB Bank (Grand Cayman)
0.08%, 4/2/12	400,000,000		400,000,000
Lloyds TSB Bank (London)
0.14%, 4/2/12	200,000,000		200,000,000
Nordea Bank Finland (Grand Cayman)
0.03%, 4/2/12	100,000,000		100,000,000
Svenska Handelsbanken (Grand Cayman)
0.09%, 4/2/12	200,000,000		200,000,000
Total Time Deposits
(cost $1,160,000,000)			1,160,000,000

U.S. Government Agencies—4.6%
Federal Home Loan Bank
0.31%, 4/2/12	250,000,000	[a]	249,961,388
Federal Home Loan Mortgage Corp.
0.35%, 4/2/12	250,000,000	[a,c]	249,941,238
Total U.S. Government Agencies
(cost $499,902,626)			499,902,626

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements—36.8%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.10%-0.11%, dated 3/30/12, due 4/2/12 in
the amount of $1,300,011,250 (fully collateralized by
$58,671,000 Federal Farm Credit Bank, 2.13%-2.63%,
due 6/18/12-4/17/14, value $60,550,537, $216,885,000
Federal Home Loan Bank, 0%-2%, due 5/11/12-3/20/13,
value $217,964,788, $85,000,000 Federal Home Loan
Mortgage Corp., 0%-4.50%, due 8/21/12-1/15/14, value
$88,587,200, $135,000,000 Federal National Mortgage
Association, 0.50%-5%, due 10/30/12-5/11/17, value
$142,897,997, $70,000,000 U.S. Treasury Bills, due
8/30/12, value $69,964,090, $62,000,000 U.S. Treasury
Bonds, 4.38%, due 5/15/41, value $76,527,601,
$236,699,000 U.S. Treasury Inflation Protected
Securities, 1.88%-2.63%, due 7/15/13-7/15/17,
value $311,259,984 and $350,299,700 U.S. Treasury
Notes, 0.75%-2.63%, due 4/30/12-8/15/20,
value $358,248,374)	1,300,000,000	1,300,000,000
Barclays Capital, Inc.
0.05%-0.08%, dated 3/30/12, due 4/2/12
in the amount of $536,002,448 (fully collateralized
by $521,967,792 U.S. Treasury Notes,
2.38%-3.88%, due 10/31/12-8/31/14,
value $546,720,076)	536,000,000	536,000,000
Citigroup Global Markets Holdings Inc.
0.11%, dated 3/30/12, due 4/2/12 in the amount of
$150,001,375 (fully collateralized by $1,050,000
Asian Development Bank, 1.13%-2.75%, due
5/21/14-3/15/17, value $1,055,684, $21,185,000
Federal Agricultural Mortgage Corp., 2%-5.13%,
due 8/10/12-7/27/26, value $22,683,605,
$37,315,000 Federal Home Loan Bank, 3.80%,
due 6/22/21, value $37,909,594, $16,384,000
Federal Home Loan Mortgage Corp., 1.13%,
due 1/13/16, value $16,458,486, $40,356,000
Federal National Mortgage Association, 1.25%-5.38%,
due 7/15/16-1/30/17, value $40,792,306,
$7,834,000 Inter-American Development Bank,
1.75%-5.13%, due 10/22/12-9/10/18,
value $8,610,469, $17,873,000 International
Bank for Reconstruction and Development,
0.50%-7.63%, due 4/2/12-2/15/35, value
$19,457,136 and $6,000,000 International
Finance Corp.,1.13%, due 11/23/16,
value $6,032,753)	150,000,000	150,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.05%, dated 3/30/12, due 4/2/12 in the amount of
$500,002,083 (fully collateralized by $370,466,000
U.S. Treasury Inflation Protected Securities,
1.88%-2.13%, due 7/15/13-2/15/41,
value $510,000,091)	500,000,000	500,000,000
HSBC USA Inc.
0.06%-0.20%, dated 3/30/12, due 4/2/12
in the amount of $200,001,583 (fully collateralized
by $1,000,000 Asian Development Bank, 3.63%,
due 9/5/13, value $1,047,188, $48,552,000
Corporate Bonds, 2.95%-13%, due 12/1/12-12/21/57,
value $51,589,544, $10,000,000 International
Finance Corp., 0%, due 4/25/12, value $9,999,365
and $142,435,000 U.S. Treasury Notes, 0.38%,
due 3/15/15, value $141,955,395)	200,000,000	200,000,000
JPMorgan Chase & Co.
0.22%, dated 3/30/12, due 4/2/12 in the amount of
$250,004,583 (fully collateralized by $255,001,000
Corporate Bonds, 0%-10.25%, due 7/15/13-1/15/68,
value $257,504,073)	250,000,000	250,000,000
Merrill Lynch & Co. Inc.
0.03%, dated 3/30/12, due 4/2/12 in the amount of
$200,000,500 (fully collateralized by $140,895,300
U.S. Treasury Bonds, 6.13%, due 11/15/27,
value $204,000,137)	200,000,000	200,000,000
Morgan Stanley
0.09%, dated 3/30/12, due 4/2/12 in the amount of
$150,001,125 (fully collateralized by $52,431,800
U.S. Treasury Bonds, 11.25%, due 2/15/15, value
$69,181,605 and $79,722,900 U.S. Treasury
Notes, 2%, due 1/31/16, value $83,818,406 )	150,000,000	150,000,000
RBC Capital Markets
0.04%, dated 3/30/12, due 4/2/12 in the amount
of $200,000,667 (fully collateralized by $475,000
African Development Bank, 6.88%, due 10/15/15,
value $561,645, $16,886,000 Federal Home
Loan Bank, 0%-2%, due 6/29/12-3/28/19,
value $16,839,844, $115,842,000 Federal Home
Loan Mortgage Corp., 0.50%-3.75%, due
7/30/14-3/27/19, value $120,178,732 and
$66,120,000 Federal National Mortgage
Association, 0.75%-1%, due 12/19/14-12/5/16,
value $66,420,270)	200,000,000	200,000,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.05%-0.10%, dated 3/30/12, due 4/2/12 in the amount
of $550,003,542 (fully collateralized by $3,160,000
Federal Agricultural Mortgage Corp., 0%-6.71%, due
4/10/12-5/14/24, value $3,185,700, $39,205,000
Federal Home Loan Bank, 3.75%, due 6/29/21, value
$39,840,480 , $100,108,000 Federal National Mortgage
Association, 0.50%-1.13%, due 12/28/15-4/27/17, value
$100,002,568 , $194,219,000 Resolution Funding Corp.,
0%-9.38%, due 7/15/14-4/15/30, value $162,205,335,
$1,070,000 Student Loan Marketing Association,
0%-6.55%, due 12/2/13-10/3/22, value $767,258
and $239,833,700 U.S. Treasury Notes, 0.63%-3.63%,
due 2/28/13-2/15/21, value $255,000,110)	550,000,000	550,000,000
Total Repurchase Agreements
(cost $4,036,000,000)		4,036,000,000

Total Investments (cost $10,975,433,614)	100.0%	10,975,433,614

Cash and Receivables (Net)	.0%	1,232,623

Net Assets	100.0%	10,976,666,237

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2012, these securities amounted to $899,839,667 or 8.2% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	53.2	Asset-Backed/Multi-Seller Programs	3.6
Repurchase Agreements	36.8	Finance	1.8
U.S. Government Agencies	4.6		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase agreements of
$4,036,000,000)—Note 1(b)	10,975,433,614	10,975,433,614
Interest receivable		2,879,877
		10,978,313,491
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		813,148
Cash overdraft due to Custodian		597,329
Payable for shares of Beneficial Interest redeemed		236,777
		1,647,254
Net Assets ($)		10,976,666,237
Composition of Net Assets ($):
Paid-in capital		10,976,604,686
Accumulated net realized gain (loss) on investments		61,551
Net Assets ($)		10,976,666,237

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	9,396,852,937	1,579,813,300
Shares Outstanding	9,396,811,086	1,579,793,600
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS

Year Ended March 31, 2012

Investment Income ($):
Interest Income	25,373,157
Expenses:
Management fee—Note 2(a)	10,147,226
Distribution fees (Reserve Shares)—Note 2(b)	545,676
Trustees’ fees—Note 2(a,c)	268,964
Legal fees—Note 2(a)	53,210
Total Expenses	11,015,076
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(268,964)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(53,210)
Net Expenses	10,692,902
Investment Income—Net	14,680,255
Net Realized and Unrealized Gain (Loss)
on Investments—Note 1(b) ($)	327,871
Net Increase in Net Assets Resulting from Operations	15,008,126

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2012	2011
Operations ($):
Investment income—net	14,680,255	26,697,060
Net realized gain (loss) on investments	327,871	107,813
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,008,126	26,804,873
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(13,870,903)	(24,747,540)
Reserve Shares	(809,352)	(1,949,520)
Total Dividends	(14,680,255)	(26,697,060)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	45,247,603,385	35,100,968,944
Reserve Shares	6,251,829,692	5,868,041,773
Dividends reinvested:
Prime Shares	5,783,717	11,689,463
Reserve Shares	798,525	1,931,365
Cost of shares redeemed:
Prime Shares	(47,427,919,855)	(32,419,951,510)
Reserve Shares	(5,916,727,281)	(5,889,322,533)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,838,631,817)	2,673,357,502
Total Increase (Decrease) in Net Assets	(1,838,303,946)	2,673,465,315
Net Assets ($):
Beginning of Period	12,814,970,183	10,141,504,868
End of Period	10,976,666,237	12,814,970,183
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,
Prime Shares	2012	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.003	.003	.022	.049
Distributions:
Dividends from
investment income—net	(.001)	(.003)	(.003)	(.022)	(.049)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.15	.26	.33	2.19	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.12	.12	.10
Ratio of net expenses
to average net assets	.10	.10	.12	.12	.10
Ratio of net investment income
to average net assets	.15	.26	.32	2.38	4.84
Net Assets, end of period
($ x 1,000)	9,396,853	11,571,089	8,878,284	8,426,342	14,543,795

a The fund commenced offering two classes of shares on December 7, 2007.The existing shares were redesignated as
Prime Shares.

See notes to financial statements.

			Year Ended March 31,
Reserve Shares	2012	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.003	.021	.013
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.003)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.09	.20	.28	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.16	.18	.18	.16[b]
Ratio of net expenses
to average net assets	.16	.16	.18	.18	.16[b]
Ratio of net investment income
to average net assets	.09	.20	.29	2.09	4.19[b]
Net Assets, end of period
($ x 1,000)	1,579,813	1,243,881	1,263,221	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accor-

dance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	10,975,433,614
Level 3—Significant Unobservable Inputs	—
Total	10,975,433,614

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2012 and March 31, 2011 were all ordinary income.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except for the management fee, Rule 12b-1 distribution plan fees, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Reserve shares were charged $545,676 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $774,566 and Rule 12b-1 distribution plan fees $38,582.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2012

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 92.69% of ordinary income dividends paid during the fiscal year ended March 31, 2012 as qualifying “interest related dividends.”

The Fund	23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 161
———————
Clifford L. Alexander, Jr. (78)
Board Member (1997)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 45
———————
David W. Burke (75)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 77
———————
Whitney I. Gerard (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 25

Nathan Leventhal (69)
Board Member (2009)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 43
———————
George L. Perry (78)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 25
———————

Benaree Pratt Wiley (65)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund	25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 74 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (75 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 71 investment companies (comprised of 183 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	27

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Institutional Preferred
Plus Money Market Fund

ANNUAL REPORT March 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2012. During the reporting period, the fund produced a yield of 0.08%.Taking into account the effects of compounding, the fund produced an effective yield of 0.08% for the same period.1

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite signs of a stronger U.S. economy.

Global Economic Developments Sparked Volatility

The reporting period began in the midst of heightened volatility in most financial markets, as investors responded nervously to several adverse macroeconomic developments. Worries at the time included an ongoing sovereign debt crisis in Greece, which threatened to spread to other members of the European Union, and a contentious debate in the United States about government spending and borrowing. Investors also reacted negatively to disappointing releases of new U.S. economic data, which kindled fears that the U.S. economy might be headed for a double-dip recession. Indeed, the second quarter of 2011 ended with an annualized U.S. GDP growth rate of only 1.3%.

The political debate intensified over the summer of 2011 in advance of Congress raising the national debt ceiling. Despite passage of a bill to do so in early August, bond rating agency Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. However, its rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

Fortunately, many of these fears failed to materialize. New economic data in September proved encouraging as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994.These developments enabled U.S. GDP to grow at an annualized 1.8% rate during the third quarter.

2

Perhaps as a consequence of an improving economic outlook, market sentiment changed dramatically in October. Investors became less averse to risks as the U.S. economy continued to show resilience and European officials moved closer toward implementing credible measures to address the region’s debt crisis. The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months.These developments sparked strong rebounds among investments that had been severely punished during the earlier downturn.

November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, including an unemployment rate that inched lower to 8.5%, and consumer confidence climbed to an eight-month high. It later was estimated that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady.What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Federal Reserve Board has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

April 16, 2012

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,025.00

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2012

	Principal
Negotiable Bank Certificates of Deposit—15.3%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.17%, 4/23/12	50,000,000		50,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.11%, 4/20/12	50,000,000		50,000,000
Deutsche Bank AG (Yankee)
0.25%, 4/2/12	50,000,000		50,000,000
Mizuho Corporate Bank (Yankee)
0.17%, 4/23/12	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $200,000,000)			200,000,000

Commercial Paper—.4%
HSBC USA Inc.
0.26%, 5/29/12
(cost $4,997,906)	5,000,000		4,997,906

Asset-Backed Commercial Paper—3.8%
Alpine Securitization Corp.
0.18%, 4/3/12
(cost $49,999,500)	50,000,000	[a]	49,999,500

Time Deposits—13.7%
DnB Bank (Grand Cayman)
0.08%, 4/2/12	60,000,000		60,000,000
Svenska Handelsbanken (Grand Cayman)
0.07%, 4/2/12	60,000,000		60,000,000
Swedbank (Grand Cayman)
0.09%, 4/2/12	60,000,000		60,000,000
Total Time Deposits
(cost $180,000,000)			180,000,000

U.S. Treasury Bills—32.3%
0.04%—0.11%, 4/19/12—6/21/12
(cost $424,969,944)	425,000,000		424,969,944

U.S. Treasury Notes—8.3%
0.13%, 8/15/12
(cost $108,694,325)	107,000,000		108,694,325

6

	Principal
Repurchase Agreements—26.1%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.10%, dated 3/30/12, due 4/2/12 in the
amount of $200,001,667 (fully collateralized by
$201,892,500 U.S. Treasury Notes, 0.75%-1%,
due 3/31/13-7/15/13, value $204,000,007)	200,000,000	200,000,000
Barclays Capital, Inc.
0.22%, dated 3/30/12, due 4/2/12 in the
amount of $50,000,917 (fully collateralized by
$336,957,320 Corporate Bonds, 0%-7.38%,
due 5/23/16-2/25/38, value $51,500,001)	50,000,000	50,000,000
Goldman, Sachs & Co.
0.03%-0.10%, dated 3/30/12, due 4/2/12 in
the amount of $92,000,265 (fully collateralized
by $27,695,851 Government National Mortgage
Association, 6.41%-6.46%, due 12/20/40-11/16/41,
value $6,120,000 and $165,558,413 U.S. Treasury
Strips, due 11/15/22-5/15/37, value $87,720,000)	92,000,000	92,000,000
Total Repurchase Agreements
(cost $342,000,000)		342,000,000

Total Investments (cost $1,310,661,675)	99.9%	1,310,661,675

Cash and Receivables (Net)	.1%	777,048

Net Assets	100.0%	1,311,438,723

a Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2012, this security amounted to $49,999,500 or 3.8% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government	40.6	Asset-Backed/Banking	3.8
Banking	29.4
Repurchase Agreements	26.1		99.9

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(Including Repurchase Agreements of
$342,000,000)—Note 1(b)	1,310,661,675	1,310,661,675
Cash		160,387
Interest receivable		612,035
Due from The Dreyfus Corporation and affiliates—Note 2(b)		4,626
Net Assets ($)		1,311,438,723
Composition of Net Assets ($):
Paid-in capital		1,311,442,068
Accumulated net realized gain (loss) on investments		(3,345)
Net Assets ($)		1,311,438,723
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,311,442,068
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended March 31, 2012

Investment Income ($):
Interest Income	902,140
Expenses:
Management fee—Note 2(a)	1,158,101
Trustees’ fees— Note 2(a,c)	32,137
Legal fees—Note 2(a)	8,562
Total Expenses	1,198,800
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(1,158,101)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(32,137)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(8,562)
Net Expenses	0
Investment Income—Net	902,140
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(3,345)
Net Increase in Net Assets Resulting from Operations	898,795

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2012	2011
Operations ($):
Investment income—net	902,140	1,919,729
Net realized gain (loss) on investments	(3,345)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	898,795	1,919,729
Dividends to Shareholders from ($):
Investment income—net	(902,140)	(1,919,729)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	8,789,676,683	8,470,883,751
Cost of shares redeemed	(8,430,254,519)	(8,257,878,930)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	359,422,164	213,004,821
Total Increase (Decrease) in Net Assets	359,418,819	213,004,821
Net Assets ($):
Beginning of Period	952,019,904	739,015,083
End of Period	1,311,438,723	952,019,904

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.001	.015	.046
Distributions:
Dividends from investment income—net	(.001)	(.002)	(.001)	(.015)	(.046)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	.21	.14	1.50	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.12	.12	.10
Ratio of net expenses
to average net assets	.00	.00	.02	.02	.00
Ratio of net investment income
to average net assets	.08	.20	.14	1.59	4.68
Net Assets, end of period ($ x 1,000)	1,311,439	952,020	739,015	725,259	710,716

See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2012, all of the fund’s outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements

12

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	1,310,661,675
Level 3—Significant Unobservable Inputs	-
Total	1,310,661,675
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

14

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

At March 31, 2012, the components of accumulated earnings on a tax basis consisted of short-term capital losses of $3,345, which can be applied against future net realized capital gains, if any, realized subsequent to March 31, 2012 and which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2012 and March 31, 2011 were all ordinary income.

At March 31, 2012, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the trustees’ fees and expenses of independent counsel of the fund.

The Manager had undertaken from April 1, 2011 through March 31, 2012 to waive its management fee.The expense reimbursement, pursuant to the undertaking, amounted to $1,158,101 during the period ended March 31, 2012. The waiver is voluntary, not contractual and can be terminated at any time.

(b)The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,423, which are offset against an expense reimbursement currently in effect in the amount $121,049.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2012

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 90.77% of ordinary income dividends paid during the fiscal year ended March 31, 2012 as qualifying “interest related dividends.”

The Fund	19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 161
———————
Clifford L. Alexander, Jr. (78)
Board Member (1997)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 45
———————
David W. Burke (75)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 77

20

Whitney I. Gerard (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 25
———————
George L. Perry (78)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 25
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fundís Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund	21

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 74 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

22

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 75 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (75 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 71 investment companies (comprised of 183 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	23

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Dimartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,624 in 2011 and $61,714 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2011 and $12,000 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $13,227 in 2011 and $5,850 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,119 in 2011 and $4,304 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $60,419,333 in 2011 and $29,086,580.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)